Investment Securities (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 3,119,510,000	$ 2,402,545,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Available-for-sale Securities, Gross Unrealized Gains	135,959,000	79,564,000
Available-for-sale Securities, Gross Unrealized Losses	(325,000)	(1,016,000)
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities	3,255,144,000	2,481,093,000
Investment Yield [Abstract]
Available-for-sale Securities, Yield	4.62%	5.02%
Held-to-maturity Securities, Yield	5.33%	5.60%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	47,036,000	80,107,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Gain	3,580,000	4,793,000
Unrecognized Holding Losses, After One Year Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Loss	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, Fair Value	50,616,000	84,900,000
Investments	3,166,546,000	2,482,652,000
Gross Unrealized Gains on Investments	139,539,000	84,357,000
Gross Unrealized Losses on Investments	(325,000)	(1,016,000)
Investments, Fair Value Disclosure	3,305,760,000	2,565,993,000
Yield	4.63%	5.04%
Proceeds from Sale of Available-for-sale Securities, Debt	131,361,000	496,024,000	18,453,000
Mortgage Backed Securities, Debt Maturity, Date Range Low	10 years
Gain (Loss) on Sale of Securities, Net	8,147,000	22,409,000	1,063,000
Municipal Bonds [Member]
Investment Yield [Abstract]
Yield, After One Through Five Years	6.52%	6.11%
Yield, After Five Through Ten Years	5.60%	5.67%
Yield, After Ten Years	0.00%	5.60%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	405,000	1,105,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	1,545,000	1,940,000
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0	4,010,000
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	0	4,044,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years	5,000	65,000
Gross Unrecognized Holding Gains, After Five Years Through Ten Years	68,000	115,000
Gross Unrecognized Holding Gains, After Ten Years	0	34,000
Gross Unrecognized Holding Losses, After Five Through Ten Years	0	0
Unrecognized Holding Losses, After One Year Through Five Years	0	0
Gross Unrecognized Holding Losses, After Ten Years	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	410,000	1,170,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	1,613,000	2,055,000
Municipal Bonds [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	20,461,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, After Ten Years	3,107,000
Gross Unrealized Losses, Over Ten Years	0
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	23,568,000
Investment Yield [Abstract]
Yield, After Ten Years	6.45%
US Treasury and Government [Member]
Investment Yield [Abstract]
Yield, After One Through Five Years	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	0	0
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years	0
Unrecognized Holding Losses, After One Year Through Five Years	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	0	0
US Treasury and Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	500,000	500,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	0	25,000,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	9,300,000	158,915,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	175,515,000	150,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, Within One Year	34,000	26,000
Gross Unrealized Gains After One Through Five Years	0	180,000
Gross Unrealized Gains, After Five Through Ten Years	4,547,000	5,344,000
Gross Unrealized Gains, After Ten Years	631,000	1,161,000
Gross Unrealized Losses, Within One Year	0	0
Gross Unrealized Losses, After One Through Five Years	0	0
Gross Unrealized Losses, After Five Years Through Ten Years	0	(105,000)
Gross Unrealized Losses, Over Ten Years	0	(15,000)
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	534,000	526,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	0	25,180,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	13,847,000	164,154,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	176,146,000	151,146,000
Investment Yield [Abstract]
Yield, Within One Year	4.00%	4.00%
Yield, After One Through Five Years	0.00%	3.25%
Yield, After Five Through Ten Years	10.38%	3.59%
Yield, After Ten Years	2.57%	3.50%
Agency Pass-Through Certificates
Investment Yield [Abstract]
Yield, Without Single Maturity	5.31%	5.59%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	45,086,000	73,052,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Gains Without Single Maturity	3,507,000	4,579,000
Gross Unrecognized Losses Without Single Maturity	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	48,593,000	77,631,000
Agency Pass-Through Certificates
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	2,883,734,000	2,058,130,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains Without Single Maturity	127,356,000	72,853,000
Gross Unrealized Losses Without Single Maturity	0	(896,000)
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	3,011,090,000	2,130,087,000
Investment Yield [Abstract]
Yield, Without Single Maturity	4.72%	5.26%
Corporate Debt Securities [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	30,000,000	10,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, After Five Through Ten Years	284,000	0
Gross Unrealized Losses, After Five Years Through Ten Years	(325,000)	0
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	$ 29,959,000	$ 10,000,000
Investment Yield [Abstract]
Yield, After Five Through Ten Years	4.00%	6.00%